Capital Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Capital Stock

Note 8 – Capital Stock:

On March 1, 2018 the board of directors (the "Board") authorized the Company to raise up to $500,000 of equity capital at price of $0.40 per share of common stock (the "Initial Raise"). In connection with the Initial Raise, the Company received subscriptions for $75,000, and issued shares of restricted common stock pursuant to those certain Subscription Agreements. On September 5, 2018 the Board formally concluded the Initial Raise and ceased accepting investments.

On April 13, 2018, The Company's Board of directors authorized a 1:200 reverse stock split on the shares of the Company's common stock. Accordingly, all references to numbers of common shares and per-share data in the accompanying financial statements have been adjusted to reflect the stock split on a retroactive basis. The Board and the majority stockholder also amended the Company's Articles of Incorporation to increase the authorized capital of the company to 260,000,000 shares, consisting of 250,000,000 shares of common stock and 10,000,000 shares of preferred stock.

In September 2018, the Company issued 4,800,000 shares of restricted common stock to key management and technical personnel, pursuant to their respective employment agreements which were entered into and executed in July 2018 and made effective as of March 1, 2018, the date employment with the Company commenced. The Company recognized stock based compensation expense of $24.2 million in connection with the grants of stock to key management and technical personnel, pursuant to ASC 718. The expense amount was calculated based on the closing price of the Company stock on the OTC Markets on the date the grants were executed. In November 2018, two of the key management employees resigned from the Company and returned all of their stock grants to the Company, for a total of 4,000,000 shares. The return of the stock grants was treated as a forfeiture under ASC 718 and accordingly the Company reversed $20.16 million of the stock based compensation expense after the shares were returned to the Company and cancelled.

The terms of the employee stock grants are spelled out in Restricted Stock Agreements and Lock Up Agreements (the "Stock Agreements"), which the Company entered into with each employee. The Stock Agreements specify that the stock grants are subject to restrictions, and that the grants vest in full upon the first date of employment.  In addition, the employee is also subject to the Lock Up Agreement for three years from the date of employment. The Lock Up Agreement precludes the employee from selling, granting, lending, pledging, offering or in any way, directly or indirectly disposing of the shares granted by the Company. Because one hundred percent (100%) of the shares vest on the first day of employment, the employee has all of the rights of a shareholder including the ability to receive dividends and vote the shares. However, if the employee terminates their employment prior to the third anniversary of his/her date of hire, the Company has a right to recoup a portion of the stock grant. Specifically, the Company can recoup two thirds of the stock grant until the second anniversary date, and one third of the stock grant between the second and third anniversary dates. After the third anniversary, the Company has no further recoupment rights.

To properly account for the compensation expense associated with the stock grants under ASC 718, we first analyzed whether there was a "requisite service period" associated with the stock grants. Because the shares vest immediately, we determined that there was no requisite service period, and the employees received taxable compensation as of the date of grant. We also examined whether there were conditions associated with the employee stock grants that would affect recording of compensation expense. We determined that the Company's recoupment or "clawback" right constitutes a contingent feature of a stock grant such as a clawback feature that should be accounted for if, and when, the contingent event occurs, Moreover, while the company has a legal right to recoup shares under certain conditions, in practice there are a number of procedural hurdles we would have to overcome to actually get the shares back if the terminated employee does not voluntarily surrender the certificate, and there is no guarantee we would succeed. Therefore, because the restricted stock grants vested in full upon the Effective Date, and the clawback right is a contingent condition, in accordance with ASC 718 we determined that the full amount of the fair market value of the shares should be recognized as compensation expense as of the date of the grant, rather than recognizing the stock based compensation expense pro rata over the three year period of the contingent clawback feature.

In October 2018 the Company converted an aggregate principal amount of $725,000 of Notes, plus $16,711 of accrued interest, into 1,510,377 shares of common stock. The Company also issued 130,000 shares of common stock to CNLT, LLC, pursuant to a non-dilution covenant contained in a 2017 North Carolina court order. These shares were issued under Section 3(a)(10) of the Securities Act.

In December 2018 the Company converted $100,000 principal amount of Initial Investor promissory notes, plus accrued interest of $2,422, into 1,002,422 shares of common stock.

In March 2019 the Company issued 25,000 shares of common stock to Lyons Capital, LLC, an investor relations firm, as compensation for services pursuant to the terms of an agreement the Company entered into with Lyons Capital in December 2018.

In June 2019 the Company converted $20,000 principal amount of Convertible Promissory Notes into 200,000 shares of common stock. The Company also issued 350,000 shares of common stock to CNLT, LLC, pursuant to a non-dilution covenant contained in a 2017 North Carolina court order. The shares were issued under Section 3(a)(10) of the Securities Act.

In May 2019 the Company terminated an employee who had received a grant of 400,000 shares of restricted stock in September 2018 pursuant to an employment agreement. In August 2019 the Company exercised its rights under the Restricted Stock Agreement to recoup a portion of the original grant. The Company received back 266,640 shares of common stock from the former employee and the partial return of the stock grant was treated as a forfeiture under ASC 718 and accordingly the Company reversed $1,343,866 of the stock-based compensation expense previously recorded, after the shares were returned to the Company and cancelled. This is consistent with ASC 718 and the Company's prior practice, as detailed above.

In August 2019 the Company converted $1,994,500 principal amount of Convertible Promissory Notes convertible at $1.00 plus $124,997 of accrued interest into 2,119,525 restricted shares of common stock per the terms of the Convertible Note subscription agreements the Company entered into in 2018 with 59 accredited investors. Accrued interest on the Notes was rounded up to the next whole dollar so the Company did not issue fractional shares. Also in August, the Company converted $21,000 principal amount of Convertible Promissory Notes (non interest bearing) convertible at $0.10 into 210,000 shares of common stock.

Note 8 – Capital Stock:

On March 1, 2018 the Board authorized the Company to raise up to $500,000 of equity capital at price of $0.40 per share of common stock (the “Initial Raise”). In connection with the Initial Raise, the Company received subscriptions for $75,000, and issued shares of restricted common stock pursuant to the Subscription Agreements. On September 5, 2018 the Board formally concluded the Initial Raise and ceased accepting investments.

On April 13, 2018, The Company’s board of directors authorized a 1:200 reverse stock split on the shares of the Company’s common stock. Accordingly, all references to numbers of common shares and per-share data in the accompanying financial statements have been adjusted to reflect the stock split on a retroactive basis. The Board and the majority stockholder also amended the Company’s Articles of Incorporation to increase the authorized capital of the company to 260,000,000 shares, consisting of 250,000,000 shares of common stock and 10,000,000 shares of preferred stock.

In September 2018, the Company issued 4,800,000 shares of restricted common stock to key management and technical personnel, pursuant to their respective employment agreements which were entered into and executed in July 2018 and made effective as of March 1, 2018, the date employment with the Company commenced. The Company recognized stock based compensation expense of $24.2 million in connection with the grants of stock to key management and technical personnel, pursuant to ASC 718. The expense amount was calculated based on the closing price of the Company stock on the OTC Markets on the date the grants were executed. In November 2018, two of the key management employees resigned from the Company and returned all of their stock grants to the Company, for a total of 4,000,000 shares. The return of the stock grants was treated as a forfeiture under ASC 718 and accordingly the Company reversed $20.16 million of the stock based compensation expense after the shares were returned to the Company and cancelled.

The terms of the employee stock grants are spelled out in Restricted Stock Agreements and Lock Up Agreements (the “Stock Agreements”), which the Company entered into with each employee. The Stock Agreements specify that the stock grants are subject to restrictions spelled out in a restrictive legend, and that the grants vest in full upon the first date of employment.  In addition, the employee is also subject to the Lock Up Agreement for three years from the date of employment. The Lock Up Agreement precludes the employee from selling, granting, lending, pledging, offering or in any way, directly or indirectly disposing of the shares granted by the Company. Because one hundred percent (100%) of the shares vest on the first day of employment, the employee has all of the rights of a shareholder including the ability to receive dividends and vote the shares. However, if the employee terminates their employment prior to the third anniversary of his/her date of hire, the Company has a right to recoup a portion of the stock grant. Specifically, the Company can recoup two thirds of the stock grant until the second anniversary date, and one third of the stock grant between the second and third anniversary dates.   After the third anniversary date, the Company has no further recoupment rights.

To properly account for the compensation expense associated with the stock grants under ASC 718, we first analyzed whether there was a “requisite service period” associated with the stock grants. Because the shares vest immediately, we determined that there was no requisite service period, and the employees received taxable compensation as of the date of grant. We also examined whether there were conditions associated with the employee stock grants that would affect recording of compensation expense. We determined that the Company’s recoupment or “clawback” right constitutes a contingent feature of a stock grant such as a clawback feature that should be accounted for if, and when, the contingent event occurs, Moreover, while the company has a legal right to recoup shares under certain conditions, in practice there are a number of procedural hurdles we would have to overcome to actually get the shares back if the terminated employee does not voluntarily surrender the certificate, and there is no guarantee we would succeed. Therefore, because the restricted stock grants vested in full upon the Effective Date, and the clawback right is a contingent condition, in accordance with ASC 718 we determined that the full amount of the fair market value of the shares should be recognized as compensation expense as of the date of the grant, rather than recognizing the stock based compensation expense pro rata over the three year period of the contingent clawback feature.

In October 2018 the Company converted $725,000 principal amount of Convertible Promissory Notes, plus $16,711 of accrued interest, into 1,510,377 shares of common stock. The Company also issued 130,000 shares of common stock to CNLT, LLC, pursuant to an anti-dilution provision associated with the shares held by CNLT.

In December 2018 the Company converted $100,000 principal amount of Initial Investor promissory notes, plus accrued interest of $2,422, into 1,002,422 shares of common stock.